UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 1.8%
Starbucks Corp.	2,740	$155,659

Media - 2.0%
Walt Disney Co.	1,670	181,479

Specialty Retail - 3.9%
Lowe’s Cos. Inc.	3,240	339,325

Textiles, Apparel & Luxury Goods - 2.6%
NIKE Inc., Class B Shares	3,340	227,855

TOTAL CONSUMER DISCRETIONARY		904,318

CONSUMER STAPLES - 7.6%
Beverages - 0.9%
Cott Corp.	4,860	80,967

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	1,340	261,126

Household Products - 2.4%
Colgate-Palmolive Co.	2,870	213,069

Personal Products - 1.3%
Unilever NV, ADR	1,930	110,956

TOTAL CONSUMER STAPLES		666,118

FINANCIALS - 16.0%
Banks - 5.5%
First Republic Bank	1,600	143,280
U.S. Bancorp	5,880	335,983

Total Banks		479,263

Capital Markets - 6.5%
BlackRock Inc.	600	337,080
Charles Schwab Corp.	4,390	234,163

Total Capital Markets		571,243

Insurance - 4.0%
Hartford Financial Services Group Inc.	2,950	173,342
Progressive Corp.	3,260	176,366

Total Insurance		349,708

TOTAL FINANCIALS		1,400,214

HEALTH CARE - 13.5%
Biotechnology - 4.4%
Alexion Pharmaceuticals Inc.	890	106,195	*
Biogen Inc.	560	194,773	*
Shire PLC, ADR	620	86,825

Total Biotechnology		387,793

Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	960	233,223
Danaher Corp.	2,150	217,752

Total Health Care Equipment & Supplies		450,975

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.9%
UnitedHealth Group Inc.	1,450	$343,331

TOTAL HEALTH CARE		1,182,099

INDUSTRIALS - 15.9%
Building Products - 2.9%
Trex Co. Inc.	2,270	253,309	*

Commercial Services & Supplies - 1.4%
Herman Miller Inc.	3,020	122,310

Electrical Equipment - 4.3%
Acuity Brands Inc.	550	84,942
Rockwell Automation Inc.	800	157,832
Vestas Wind Systems A/S, ADR	6,000	136,290

Total Electrical Equipment		379,064

Industrial Conglomerates - 2.0%
3M Co.	710	177,855

Machinery - 5.3%
Ingersoll-Rand PLC	1,800	170,334
WABCO Holdings Inc.	910	140,495	*
Xylem Inc.	2,060	148,856

Total Machinery		459,685

TOTAL INDUSTRIALS		1,392,223

INFORMATION TECHNOLOGY - 23.1%
Internet Software & Services - 4.2%
Alphabet Inc., Class A Shares	310	366,488	*

IT Services - 6.8%
Automatic Data Processing Inc.	2,010	248,496
MAXIMUS Inc.	2,650	180,677
Visa Inc., Class A Shares	1,350	167,711

Total IT Services		596,884

Software - 8.4%
Autodesk Inc.	1,670	193,085	*
Check Point Software Technologies Ltd.	1,050	108,581	*
Microsoft Corp.	4,520	429,445

Total Software		731,111

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	1,950	326,489

TOTAL INFORMATION TECHNOLOGY		2,020,972

MATERIALS - 2.9%
Chemicals - 2.9%
Ecolab Inc.	1,850	254,708

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Equinix Inc.	300	136,557

Real Estate Management & Development - 2.2%
Jones Lang LaSalle Inc.	1,260	197,001

TOTAL REAL ESTATE		333,558

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
UTILITIES - 5.0%
Electric Utilities - 2.3%
NextEra Energy Inc.		1,280	$202,777

Independent Power and Renewable Electricity Producers - 2.7%
Brookfield Renewable Partners LP		3,540	118,378
Ormat Technologies Inc.		1,600	112,128

Total Independent Power and Renewable Electricity Producers			230,506

TOTAL UTILITIES			433,283

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,436,876)			8,587,493

	RATE
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $156,564)	1.228%	156,564	156,564

TOTAL INVESTMENTS - 99.9% (Cost - $6,593,440)			8,744,057
Other Assets in Excess of Liabilities - 0.1%			6,802

TOTAL NET ASSETS - 100.0%			$8,750,859

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$8,587,493	—	—	$8,587,493

Short-Term Investments†	156,564	—	—	156,564

Total Investments	$8,744,057	—	—	$8,744,057

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018